SCHEDULE OF SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Total revenues	$ 113,458	$ 73,295	$ 240,987	$ 143,609
Total cost of sales	(54,523)	(42,568)	(131,886)	(80,446)
Total depletion and amortization	(7,796)	(5,439)	(15,093)	(10,016)
Gross profit	51,139	25,288	94,008	53,147
Capital expenditures	16,371		16,371		$ 30,619
Total assets	490,181		490,181		445,771
Total liabilities	(277,093)		(277,093)		(266,713)
Silver	69,452	43,543	157,689	85,045
Zinc	61,834	44,929	119,296	91,956
Lead	4,320	4,903	10,531	9,826
Copper	4,538	1,868	8,706	4,099
Illapa joint operation 55% interest	(17,754)	(14,355)	(34,822)	(31,682)
Provisional pricing adjustments	600	1,139	41	2,896
Smelting and refining costs	(9,532)	(8,732)	(20,454)	(18,531)
Sales to external customers	113,458	73,295	240,987	143,609
Mining operations [member]
IfrsStatementLineItems [Line Items]
Total revenues	74,804	51,223	152,021	103,714
Total cost of sales	(30,257)	(29,229)	(65,629)	(58,449)
Total depletion and amortization	(7,212)	(4,911)	(13,902)	(9,016)
Mine operating costs	(37,469)	(34,140)	(79,531)	(67,465)
Gross profit	37,335	17,083	72,490	36,249
Sales to external customers	74,804	51,223	152,021	103,714
Ore processings [member]
IfrsStatementLineItems [Line Items]
Total revenues	38,654	22,072	88,966	39,895
Ore processing costs	(5,072)	(3,978)	(13,947)	(7,050)
Total depletion and amortization	(584)	(528)	(1,191)	(1,000)
Mine operating costs	(24,850)	(13,867)	(67,448)	(22,997)
Gross profit	13,804	8,205	21,518	16,898
Purchased ore & conc. costs	(19,194)	(9,361)	(52,310)	(14,947)
Sales to external customers	38,654	22,072	88,966	39,895
Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenues	113,458	73,295	240,987	143,609
Total cost of sales	(54,523)	(42,568)	(131,886)	(80,446)
Total depletion and amortization	(7,796)	(5,439)	(15,093)	(10,016)
Gross profit	51,139	25,288	94,008	53,147
Sales to external customers	113,458	73,295	240,987	143,609
Bolivar [member]
IfrsStatementLineItems [Line Items]
Total revenues	9,037	8,203	18,500	17,797
Capital expenditures	7,133		7,133		11,184
Total assets	144,475		144,475		138,287
Total liabilities	(56,485)		(56,485)		(56,573)
Silver	12,680	11,530	23,918	23,606
Zinc	6,872	7,435	16,818	17,951
Lead	346	369	571	859
Copper
Illapa joint operation 55% interest	(11,045)	(10,026)	(22,611)	(21,751)
Provisional pricing adjustments	903	76	1,532	245
Smelting and refining costs	(719)	(1,181)	(1,728)	(3,113)
Sales to external customers	9,037	8,203	18,500	17,797
Bolivar [member] | Mining operations [member]
IfrsStatementLineItems [Line Items]
Total revenues	20,082	18,229	41,111	39,548
Total cost of sales	(7,919)	(7,783)	(20,628)	(16,030)
Total depletion and amortization	(4,573)	(3,437)	(8,982)	(5,760)
Mine operating costs	(12,492)	(11,220)	(29,610)	(21,790)
Gross profit	7,590	7,009	11,501	17,758
Sales to external customers	20,082	18,229	41,111	39,548
Bolivar [member] | Ore processings [member]
IfrsStatementLineItems [Line Items]
Total revenues
Ore processing costs
Total depletion and amortization
Mine operating costs
Gross profit
Purchased ore & conc. costs
Sales to external customers
Bolivar [member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenues	20,082	18,229	41,111	39,548
Total cost of sales	(7,919)	(7,783)	(20,628)	(16,030)
Total depletion and amortization	(4,573)	(3,437)	(8,982)	(5,760)
Gross profit	7,590	7,009	11,501	17,758
Sales to external customers	20,082	18,229	41,111	39,548
Porco [member]
IfrsStatementLineItems [Line Items]
Total revenues	5,491	3,542	9,992	8,126
Capital expenditures	969		969		1,887
Total assets	87,786		87,786		88,393
Total liabilities	(37,288)		(37,288)		(39,876)
Silver	4,116	2,724	7,463	7,420
Zinc	8,153	5,609	15,431	11,500
Lead	266	302	359	820
Copper
Illapa joint operation 55% interest	(6,709)	(4,329)	(12,211)	(9,931)
Provisional pricing adjustments	401	18	390	105
Smelting and refining costs	(736)	(782)	(1,440)	(1,788)
Sales to external customers	5,491	3,542	9,992	8,126
Porco [member] | Mining operations [member]
IfrsStatementLineItems [Line Items]
Total revenues	12,200	7,871	22,203	18,057
Total cost of sales	(6,063)	(4,745)	(12,153)	(10,146)
Total depletion and amortization	(1,455)	(742)	(2,962)	(2,083)
Mine operating costs	(7,518)	(5,487)	(15,115)	(12,229)
Gross profit	4,682	2,384	7,088	5,828
Sales to external customers	12,200	7,871	22,203	18,057
Porco [member] | Ore processings [member]
IfrsStatementLineItems [Line Items]
Total revenues
Ore processing costs
Total depletion and amortization
Mine operating costs
Gross profit
Purchased ore & conc. costs
Sales to external customers
Porco [member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenues	12,200	7,871	22,203	18,057
Total cost of sales	(6,063)	(4,745)	(12,153)	(10,146)
Total depletion and amortization	(1,455)	(742)	(2,962)	(2,083)
Gross profit	4,682	2,384	7,088	5,828
Sales to external customers	12,200	7,871	22,203	18,057
Caballo blanco group [member]
IfrsStatementLineItems [Line Items]
Total revenues	24,303	18,901	48,790	34,008
Capital expenditures	4,209		4,209		5,097
Total assets	124,262		124,262		136,936
Total liabilities	(104,460)		(104,460)		(133,428)
Silver	11,494	10,816	26,447	17,401
Zinc	11,660	7,703	21,471	17,016
Lead	829	1,130	1,959	1,823
Copper
Illapa joint operation 55% interest
Provisional pricing adjustments	1,249	373	869	383
Smelting and refining costs	(929)	(1,121)	(1,956)	(2,615)
Sales to external customers	24,303	18,901	48,790	34,008
Caballo blanco group [member] | Mining operations [member]
IfrsStatementLineItems [Line Items]
Total revenues	24,303	18,901	48,790	34,008
Total cost of sales	(4,942)	(5,855)	(14,300)	(11,515)
Total depletion and amortization	(2,083)	(1,908)	(4,118)	(3,865)
Mine operating costs	(7,025)	(7,763)	(18,418)	(15,380)
Gross profit	17,278	11,138	30,372	18,628
Sales to external customers	24,303	18,901	48,790	34,008
Caballo blanco group [member] | Ore processings [member]
IfrsStatementLineItems [Line Items]
Total revenues
Ore processing costs
Total depletion and amortization
Mine operating costs
Gross profit
Purchased ore & conc. costs
Sales to external customers
Caballo blanco group [member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenues	24,303	18,901	48,790	34,008
Total cost of sales	(4,942)	(5,855)	(14,300)	(11,515)
Total depletion and amortization	(2,083)	(1,908)	(4,118)	(3,865)
Gross profit	17,278	11,138	30,372	18,628
Sales to external customers	24,303	18,901	48,790	34,008
Zimapan [member]
IfrsStatementLineItems [Line Items]
Total revenues	35,973	20,577	74,739	43,783
Capital expenditures	6,638		6,638		15,602
Total assets	95,076		95,076		66,534
Total liabilities	(47,218)		(47,218)		(42,714)
Silver	24,144	10,196	50,271	21,729
Zinc	12,755	8,404	23,790	18,696
Lead	2,053	2,146	4,261	4,503
Copper	4,538	1,868	8,706	4,099
Illapa joint operation 55% interest
Provisional pricing adjustments	(2,438)	1,649	(1,885)	3,240
Smelting and refining costs	(5,079)	(3,686)	(10,404)	(8,484)
Sales to external customers	35,973	20,577	74,739	43,783
Zimapan [member] | Mining operations [member]
IfrsStatementLineItems [Line Items]
Total revenues	35,973	20,577	74,739	43,783
Total cost of sales	(18,013)	(17,358)	(34,832)	(34,165)
Total depletion and amortization	(2,862)	(1,741)	(5,299)	(2,858)
Mine operating costs	(20,875)	(19,099)	(40,131)	(37,023)
Gross profit	15,098	1,478	34,608	6,760
Sales to external customers	35,973	20,577	74,739	43,783
Zimapan [member] | Ore processings [member]
IfrsStatementLineItems [Line Items]
Total revenues
Ore processing costs
Total depletion and amortization
Mine operating costs
Gross profit
Purchased ore & conc. costs
Sales to external customers
Zimapan [member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenues	35,973	20,577	74,739	43,783
Total cost of sales	(18,013)	(17,358)	(34,832)	(34,165)
Total depletion and amortization	(2,862)	(1,741)	(5,299)	(2,858)
Gross profit	15,098	1,478	34,608	6,760
Sales to external customers	35,973	20,577	74,739	43,783
San lucas group [member]
IfrsStatementLineItems [Line Items]
Total revenues	38,654	22,072	88,966	39,895
Capital expenditures	1,879		1,879		3,895
Total assets	100,476		100,476		74,026
Total liabilities	(27,615)		(27,615)		(4,405)
Silver	17,018	8,277	49,590	14,889
Zinc	22,394	15,778	41,786	26,793
Lead	826	956	3,381	1,821
Copper
Illapa joint operation 55% interest
Provisional pricing adjustments	485	(977)	(865)	(1,077)
Smelting and refining costs	(2,069)	(1,962)	(4,926)	(2,531)
Sales to external customers	38,654	22,072	88,966	39,895
San lucas group [member] | Mining operations [member]
IfrsStatementLineItems [Line Items]
Total revenues
Total cost of sales
Total depletion and amortization
Mine operating costs
Gross profit
Sales to external customers
San lucas group [member] | Ore processings [member]
IfrsStatementLineItems [Line Items]
Total revenues	38,654	22,072	88,966	39,895
Ore processing costs	(5,072)	(3,978)	(13,947)	(7,050)
Total depletion and amortization	(584)	(528)	(1,191)	(1,000)
Mine operating costs	(24,850)	(13,867)	(67,448)	(22,997)
Gross profit	13,804	8,205	21,518	16,898
Purchased ore & conc. costs	(19,194)	(9,361)	(52,310)	(14,947)
Sales to external customers	38,654	22,072	88,966	39,895
San lucas group [member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenues	38,654	22,072	88,966	39,895
Total cost of sales	(24,266)	(13,339)	(66,257)	(21,997)
Total depletion and amortization	(584)	(528)	(1,191)	(1,000)
Gross profit	13,804	8,205	21,518	16,898
Sales to external customers	38,654	22,072	88,966	39,895
Illapa joint operation eliminations [member]
IfrsStatementLineItems [Line Items]
Capital expenditures	(4,457)		(4,457)		(7,046)
Total assets	(86,223)		(86,223)		(85,092)
Total liabilities	31,091		31,091		30,785
Illapa joint operation eliminations [member] | Mining operations [member]
IfrsStatementLineItems [Line Items]
Total revenues	(17,754)	(14,355)	(34,822)	(31,682)
Total cost of sales	6,680	6,512	16,284	13,407
Total depletion and amortization	3,761	2,917	7,459	5,550
Mine operating costs	10,441	9,429	23,743	18,957
Gross profit	(7,313)	(4,926)	(11,079)	(12,725)
Sales to external customers	(17,754)	(14,355)	(34,822)	(31,682)
Illapa joint operation eliminations [member] | Ore processings [member]
IfrsStatementLineItems [Line Items]
Total revenues
Ore processing costs
Total depletion and amortization
Mine operating costs
Gross profit
Purchased ore & conc. costs
Sales to external customers
Illapa joint operation eliminations [member] | Operating segments [member]
IfrsStatementLineItems [Line Items]
Total revenues	(17,754)	(14,355)	(34,822)	(31,682)
Total cost of sales	6,680	6,512	16,284	13,407
Total depletion and amortization	3,761	2,917	7,459	5,550
Gross profit	(7,313)	(4,926)	(11,079)	(12,725)
Sales to external customers	(17,754)	$ (14,355)	(34,822)	$ (31,682)
Corporate and others [member]
IfrsStatementLineItems [Line Items]
Capital expenditures
Total assets	24,329		24,329		26,687
Total liabilities	$ (35,118)		$ (35,118)		$ (20,502)